Assets and disposal groups classified as held for sale and discontinued operations - Profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Raw materials and energy consumption for production	(1,285,086)	(1,184,896)	(835,486)
Other operating income	147,356	110,085	33,627
Staff costs	(314,810)	(280,917)	(214,782)
Other operating expense	(346,252)	(296,809)	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(81,559)	(97,328)	(108,189)
Operating (loss) profit	660,547	31,386	(184,350)
(Loss) Profit before tax	$ 591,811	$ (119,936)	(222,420)
Gain on sale of discontinued operation			(5,399)
Profit (loss) attributable to Discontinued Operations			(5,399)
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Profit (loss) [abstract]
Gain on sale of discontinued operation			(5,399)
Profit (loss) attributable to Discontinued Operations			$ (5,399)